Trade Receivables	12 Months Ended
Dec. 31, 2013
Trade Receivables
3.	Trade Receivables

Trade receivables are summarized as follows:

	December 31
	2013	2012
	(Millions of yen)
Notes	¥15,461	¥17,207
Accounts	606,010	569,138

	621,471	586,345
Less allowance for doubtful receivables	(12,730)	(12,970)

	¥608,741	¥573,375